Long-term investments (Details) ¥ in Thousands, $ in Thousands	1 Months Ended					12 Months Ended				36 Months Ended
	Nov. 30, 2021 CNY (¥)	Jul. 31, 2021 CNY (¥)	Feb. 28, 2021 CNY (¥)	Aug. 31, 2020 CNY (¥) item	Apr. 30, 2018 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Equity investments
Equity Method Investments						¥ 820,294		¥ 294,679		¥ 820,294
Equity securities without readily determinable fair value (ii):
Equity securities without readily determinable fair value (ii)						237,920		5,442		237,920
Invested in equity securities without readily determinable fair value						4,000		5,442	¥ 0
Equity securities with readily determinable fair value						20,446				20,446
Debt investments:
Held-to-maturity debt securities - time deposit (iii)						1,300,000		0		1,300,000
Available-for-sale debt securities (iv)						680,723				680,723
Total						3,059,383		300,121		3,059,383	$ 480,084
Number of third party investors | item				3
Amount of investment				¥ 200,000
Impairment recognized, long term investments						0		0	0	0
Share of (loss)/income of equity investees						¥ 62,510	$ 9,809	(66,030)	(64,478)
Weighted average maturity period of held to maturity debt securities						2 years 2 months 12 days	2 years 2 months 12 days
Total capital contribution		¥ 650,000				¥ 650,000	$ 101,999
Capital contribution by company		550,000
Capital contribution by unrelated investors		¥ 100,000
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax						30,723				30,723
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, Tax Impact						6,499				6,499
AOCI, Debt Securities, Available-for-sale, Adjustment, after Tax						24,224				24,224
Non- Controlling Interests
Debt investments:
AOCI, Debt Securities, Available-for-sale, Adjustment, after Tax						¥ 4,727				¥ 4,727
Weilan (Note 10)
Debt investments:
Amount of investment	¥ 50,000
Equity method investment, fair value, excess amount over consideration adjusted to additional paid in capital	¥ 18,535
Weineng
Debt investments:
Percentage of equity interest				25.00%
Other third-party investors
Debt investments:
Percentage of equity interest						19.80%				19.80%	19.80%
Additional investment						¥ 640,000
Weilan (Note 10)
Debt investments:
Percentage of equity interest	1.03%
Fair value of the investment over the carrying amount	¥ 68,535
Private company
Equity investments
Equity Method Investments								0
Debt investments:
Percentage of equity interest			4.50%		22.50%
Share of (loss)/income of equity investees						62,510		66,030	¥ 64,478
Investment at fair value, Remeasurement gain			¥ 29,114
Fair value of the investment over the carrying amount			133,767
Weineng
Debt investments:
Additional investment						¥ 270,000
Private company
Debt investments:
Amount of investment					¥ 112,500
Realized gain in the share of income of Investee on disposal			¥ 104,653
Investment at fair value, Remeasurement								¥ 133,767